Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

NOTE 8 – Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Accrued expenses and reimbursements	$1,265	$858
Accrued compensation and benefits	290	387
Accrued bonus and commissions	231	108
Accrued insurance premium and interest	158	-
Income tax payables	56	74
Accrued transaction costs	13	13
Accrued sales and other indirect taxes payable	8	12
Accrued liabilities	$2,021	$1,452

Financed Director & Officers Insurance

The Company entered into a Directors & Officers (“D&O”) insurance agreement with Oakwood D&O Insurance, effective on March 14, 2024. The agreement states that the Company will pay a total of $310 thousand in premiums at an annual percentage rate of 9.5%. The first of ten monthly separate installment payments begin on April 14, 2024. The Company paid a down payment on the policy of $85 thousand. As of June 30, 2024 (Successor), the Company currently owes $158 thousand on the D&O insurance policy.

NOTE 9 – Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Accrued compensation and benefits	$387	$586
Accrued bonus and commissions	108	422
Income tax payables	74	-
Accrued rent	-	559
Accrued transaction costs	13	-
Accrued sales and other indirect taxes payable	12	86
Accrued other	858	83
Accrued liabilities	$1,452	$1,736